Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2018 USD ($) Classification		Dec. 31, 2017 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 484,581		$ 444,931
Common equity Tier 1 capital		484,581		444,931
Tier 1 risk-based capital		484,581		444,931
Total risk-based capital		$ 517,948		$ 476,942
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		9.767%		9.152%
Common equity Tier 1 capital, ratio		18.233%		17.46%
Tier 1 risk-based capital, ratio		18.233%		17.46%
Total risk-based capital, ratio		19.489%		18.72%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	5.00%		5.00%
Tier 1 leverage ratio, adequately capitalized	[1]	4.00%	[2]	4.00%
Common equity Tier 1 capital, well capitalized	[1]	6.50%		6.50%
Common equity Tier 1 capital, adequately capitalized	[1]	6.38%	[2]	5.75%
Tier 1 risk-based capital, well capitalized	[1]	8.00%		8.00%
Tier 1 risk-based capital, adequately capitalized	[1]	7.88%	[2]	7.25%
Total risk-based capital, well capitalized	[1]	10.00%		10.00%
Total risk-based capital, adequately capitalized	[1]	9.88%	[2]	9.25%
Common equity Tier 1 capital conservation buffer		1.25%
Tier 1 risk based capital ratio, capital conservation buffer		1.25%
Total risk based capital ratio, capital conservation buffer		1.25%
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 499,626		$ 459,561
Common equity Tier 1 capital		499,626		459,561
Tier 1 risk-based capital		499,626		459,561
Total risk-based capital		$ 533,009		$ 491,590
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		10.129%		9.449%
Common equity Tier 1 capital, ratio		18.79%		18.02%
Tier 1 risk-based capital, ratio		18.79%		18.02%
Total risk-based capital, ratio		20.046%		19.28%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, adequately capitalized	[1],[2]	4.00%		4.00%
Common equity Tier 1 capital, adequately capitalized	[1],[2]	6.38%		5.75%
Tier 1 risk-based capital, adequately capitalized	[1],[2]	7.88%		7.25%
Total risk-based capital, adequately capitalized	[1],[2]	9.88%		9.25%
Common equity Tier 1 capital conservation buffer		1.88%		1.25%
Tier 1 risk based capital ratio, capital conservation buffer		1.88%		1.25%
Total risk based capital ratio, capital conservation buffer		1.88%		1.25%

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2018 and 2017 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 1.88 percent and 1.25 percent respectively.